JOINT VENTURE (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Working capital requirement under joint venture		$ 200,000
Loans receivable		$ 183,500